Fair value measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair value measurements
Schedule of fair value hierarchy for financial assets and liabilities

June 30, 2019	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Fixed maturity securities
U.S. Governments	$—	$13,711	$—	$13,711
States, territories, and possessions	—	2,418	—	2,418
Political subdivisions	—	1,943	—	1,943
Special revenue excluding mortgage/asset-backed securities	—	15,803	—	15,803
Industrial and miscellaneous	—	121,404	—	121,404
Mortgage/asset-backed securities	—	52,782	—	52,782
Equity securities	22,368	—	—	22,368
Cash, cash equivalents, and restricted cash	14,881	—	—	14,881
Total assets	$37,249	$208,061	$—	$245,310

December 31, 2018	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Fixed maturity securities
U.S. Governments	$—	$15,269	$—	$15,269
States, territories, and possessions	—	1,221	—	1,221
Political subdivisions	—	815	—	815
Special revenue excluding mortgage/asset-backed securities	—	12,453	—	12,453
Industrial and miscellaneous	—	65,126	—	65,126
Mortgage/asset-backed securities	—	27,336	—	27,336
Equity securities	25,171	—	—	25,171
Cash, cash equivalents, and restricted cash	9,924	—	—	9,924
Total assets	$35,095	$122,220	$—	$157,315
Liabilities:
Long-term notes payable	$—	$—	$20,000	$20,000
Total liabilities	$—	$—	$20,000	$20,000

December 31, 2018	Level 1	Level 2	Level 3	Total
		(in thousands)
Assets:
Fixed maturity securities
U.S. Governments	$—	$15,269	$—	$15,269
States, territories, and possessions	—	1,221	—	1,221
Political subdivisions	—	815	—	815
Special revenue excluding mortgage/asset‑backed securities	—	12,453	—	12,453
Industrial and miscellaneous	—	65,126	—	65,126
Mortgage/asset‑backed securities	—	27,336	—	27,336
Equity securities	25,171	—	—	25,171
Cash, cash equivalents, and restricted cash	9,924	—	—	9,924
Total assets	$35,095	$122,220	$—	$157,315
Liabilities:
Long‑term notes payable	$—	$—	$20,000	$20,000
Total liabilities	$—	$—	$20,000	$20,000

December 31, 2017	Level 1	Level 2	Level 3	Total
		(in thousands)
Assets:
Fixed maturity securities
U.S. Governments	$—	$13,285	$—	$13,285
States, territories, and possessions	—	3,197	—	3,197
Political subdivisions	—	4,067	—	4,067
Special revenue excluding mortgage/asset‑backed securities	—	23,914	—	23,914
Industrial and miscellaneous	—	44,531	—	44,531
Mortgage/asset‑backed securities	—	12,919	—	12,919
Equity securities	23,586	—	—	23,586
Cash, cash equivalents, and restricted cash	10,932	—	—	10,932
Total assets	$34,518	$101,913	$—	$136,431
Liabilities:
Long‑term notes payable	$—	$—	$18,095	$18,095
Total liabilities	$—	$—	$18,095	$18,095